Mineral Properties and Deferred Exploration (Details)	12 Months Ended
Aug. 31, 2019 USD ($)
Disclosure Mineral Properties And Deferred Exploration Details Abstract
Initial period (4 years)	$ 500
First renewal (3 years)	1,000
Second renewal (2 years)	$ 2,000